OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:  (602) 956-0980

Date of fiscal year end:           November 30, 2010

Date of reporting period:       August 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

COMMON STOCKS — 98.1%	Shares	Value

Consumer Discretionary - 15.3%
Education Services - 2.9%
DeVry, Inc.	4,600	$175,306

Specialty Retail - 8.2%
O'Reilly Automotive, Inc.*	5,000	236,350
PetSmart, Inc.	8,200	261,498
		497,848
Textiles, Apparel & Luxury Goods - 4.2%
Coach, Inc.	7,200	258,048

Consumer Staples - 4.2%
Household Products - 4.2%
Clorox Co. (The)	3,900	252,798

Energy - 2.5%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc.*	1,234	76,323

Oil, Gas & Consumable Fuels - 1.2%
Forest Oil Corp.*	876	22,881
Whiting Petroleum Corp.*	600	50,904
		73,785
Financials - 9.6%
Capital Markets - 9.6%
Federated Investors, Inc. - Class B	10,000	208,500
State Street Corp.	4,000	140,320
T. Rowe Price Group, Inc.	5,300	232,034
		580,854
Health Care - 18.0%
Health Care Equipment & Supplies - 9.5%
C.R. Bard, Inc.	3,400	261,222
DENTSPLY International, Inc.	2,900	80,678
ResMed, Inc.*	7,800	235,092
		576,992
Health Care Services - 3.1%
Express Scripts, Inc.*	1,200	51,120
Medco Health Solutions, Inc.*	3,200	139,136
		190,256
Life Sciences Tools & Services - 5.4%
Mettler-Toledo International, Inc.*	2,000	221,180
PAREXEL International Corp.*	2,400	47,736
Techne Corp.	1,000	57,730
		326,646
Industrials - 18.3%
Air Freight & Logistics - 3.8%
Expeditors International of Washington, Inc.	5,900	233,581

Commercial Services - 4.3%
Stericycle, Inc.*	4,000	262,000

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.1% (Continued)	Shares	Value

Industrials - 18.3% (Continued)
Electrical Equipment - 3.6%
AMETEK, Inc.	5,100	$219,249

Machinery - 6.6%
Gardner Denver, Inc.	4,400	210,056
IDEX Corp.	6,300	187,677
		397,733
Information Technology - 26.8%
Data Processing/Outsourced Services - 0.7%
Fiserv, Inc.*	793	39,674

Semiconductors & Semiconductor Equipment - 7.1%
Linear Technology Corp.	4,800	137,520
Microchip Technology, Inc.	6,400	177,216
Silicon Laboratories, Inc.*	3,100	118,234
		432,970
Software - 19.0%
Adobe Systems, Inc.*	3,800	105,488
Factset Research Systems, Inc.	3,300	242,715
Informatica Corp.*	10,300	331,248
MICROS Systems, Inc.*	7,500	285,750
Nuance Communications, Inc.*	13,000	190,840
		1,156,041
Materials - 3.4%
Specialty Chemicals - 3.4%
Sigma-Aldrich Corp.	3,900	207,363

Total Common Stocks (Cost $6,153,888)		$5,957,467

MONEY MARKET FUNDS — 1.7%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.27%(a) (Cost $103,727)	103,727	$103,727

Total Investments at Value — 99.8% (Cost $6,257,615)		$6,061,194

Other Assets in Excess of Liabilites — 0.2%		11,444

Net Assets — 100.0%		$6,072,638

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2010 .

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

1.	Securities Valuation

The Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.  Shares of money market funds have been valued at amortized cost which approximates fair value absent unusual circumstances, and are classified by the Fund as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type as of August 31, 2010:

	Level 1	Level 2		Level 3	Total
Common Stocks	$5,957,467	$		$-	$5,957,467
Money Market Funds	-		103,727	-	103,727
Total	$5,957,467		$103,727	$-	$6,061,194

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the quarter ended August 31, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the quarter ended August 31, 2010.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2010:

Tax cost of portfolio investments	$6,257,615
Gross unrealized appreciation	$304,328
Gross unrealized depreciation	(500,749)
Net unrealized depreciation	$(196,421)

Item 2. Controls and Procedures.

(a)         Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President

Date	October 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President
Date	October 1, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	October 1, 2010

* Print the name and title of each signing officer under his or her signature.